Long Term Debt - Schedule of Long Term Debt (Parenthetical) (Detail)	Nov. 30, 2012	Nov. 30, 2011	Apr. 30, 2011	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]
Line of Credit Facility [Line Items]
Credit Facility Margin	3.75%	3.50%	3.00%	2.50%	3.75%